UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW , Washington , DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

Converted by EDGARwiz

September 30, 2014

FAM VALUE FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

ADVERTISING AGENCIES

INTERPUBLIC GROUP

1,182,700

21,667,064

AUTO PARTS & EQUIP.

AUTOZONE, INC

41,700

21,252,822

AUTOMOTIVE

CARMAX, INC.

600,000

27,870,000

BANKING

M&T BANK CORP

95,000

11,712,550

BANK OF THE OZARKS

506,000

15,949,120

SOUTH STATE CORP

234,110

13,091,431

40,753,101

COMMERCIAL SERVICES

McGRATH RENTCORP

347,000

11,867,400

COMPUTER SOFTWARE & SVC

CDW CORPORATION

790,000

24,529,500

DIVERSIFIED MANUFACTURI

ILLINOIS TOOL WORKS

339,950

28,698,579

ELECTRONIC  EQUIPMENT

FLIR SYSTEMS INC

564,728

17,698,575

HEALTH CARE DISTRIBUTUION

PATTERSON COS INC

445,000

18,436,350

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

266,000

21,479,500

WATERS CORP

125,000

12,390,000

33,869,500

HEALTH CARE SERVICES

MEDNAX, INC

776,400

42,562,248

HOME FURNISHINGS

MOHAWK INDUSTRIES

103,100

13,899,942

HOTELS

STARWOOD HOTELS

121,000

10,068,410

INSURANCE AGENCY

BROWN & BROWN INC

1,409,696

45,321,726

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

480,000

26,212,800

T ROWE PRICE GROUP

175,000

13,720,000

39,932,800

LIFE INSURANCE

PROTECTIVE LIFE CORP

432,100

29,992,061

MACHINERY & EQUIPMENT

DONALDSON COMPANY

642,400

26,100,712

GRACO INC.

180,550

13,176,539

IDEX CORP.

576,750

41,739,397

81,016,648

OIL & GAS EXPLORATION

EOG RESOURCES, INC

297,000

29,408,940

EVOLUTION PETROLEUM

285,646

2,622,230

SOUTHWESTERN ENERGY

178,000

6,221,100

38,252,270

CASUALTY INS

BERKSHIRE HATHAWAY

163

33,724,700

LOEWS CORP

269,700

11,235,702

MARKEL CORPORATION

64,850

41,254,327

WHITE MOUNTAINS INS

61,693

38,870,908

125,085,638

PUBLISHING

JOHN WILEY & SON

217,000

12,175,870

REAL ESTATE DEVELOPMENT

BROOKFIELD ASSET MGT

735,000

33,045,600

FOREST CITY ENTERPRI

600,000

11,736,000

44,781,600

RESTAURANTS

YUM! BRANDS, INC  .

330,600

23,796,588

RETAIL STORES

BED BATH & BEYOND

345,600

22,750,848

ROSS STORES, INC

572,844

43,295,549

66,046,397

SEMICONDUCTORS

MICROCHIP TECHNOLOGY

260,000

12,279,800

TRANSPORTATION

FORWARD AIR CORP

389,233

17,449,315

KNIGHT TRANSPORT

576,900

15,801,291

33,250,606

MONEY MARKETS

AIM SHORT TERM TREAS

55,400,138

55,400,138

FINAL TOTALS

920,505,636

September 30, 2014

FAM EQUITY INCOME FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

BANKING

M&T BANK CORP

15,000

1,849,350

SOUTH STATE CORP

58,000

3,243,360

5,092,710

COMMERCIAL SERVICES

McGRATH RENTCORP

146,264

5,002,228

COMPUTER SOFTWARE & SVC

CDW CORPORATION

217,000

6,737,850

CONSUMER STAPLES

FLOWERS FOODS, INC

342,850

6,294,726

DATA PROCESS & OUTSOURC

WESTERN UNION CO

100,000

1,604,000

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

118,569

5,544,286

HEALTH CARE EQUIP/DEVIC

STRYKER CORP

105,500

8,519,125

HEALTH CARE SERVICES

LANDAUER INC

50,000

1,650,500

HEALTHCARE DISTRIBUTION

PATTERSON COS INC

96,000

3,977,280

HOUSEHOLD DURABLES

TUPPERWARE BRANDS CO

66,000

4,556,640

INSURANCE AGENCY

ARTHUR J GALLAGHER

137,920

6,256,051

INVESTMENT MANAGEMENT

FRANKLIN RESOURCES

66,900

3,653,409

MACHINERY & EQUIPMENT

DONALDSON COMPANY

125,600

5,103,128

IDEX CORP.

62,984

4,558,152

9,661,280

OIL & GAS EXPLORATION

EOG RESOURCES, INC

78,000

7,723,560

PACKAGED GOODS

McCORMICK & CO

27,000

1,806,300

PROPERTY & CASUALTY INS

ONEBEACON INS. GROUP

211,866

3,264,855

PUBLISHING

JOHN WILEY & SON

8,350

468,518

REITS ‐ DATA CENTER

DIGITAL REALTY TRUST

127,000

7,922,260

REITS ‐ DIVERSIFIED

PHYSICIANS REALTY TR

85,800

1,177,176

WINTHROP REALTY TR .

189,350

2,853,504

4,030,680

RETAIL ‐ APPAREL

AMERICAN EAGLE OUTFI

114,000

1,655,280

RETAIL STORES

DESTINATION MATERNIT

7,800

120,432

DSW INC.

133,201

4,010,682

ROSS STORES, INC

118,843

8,982,153

13,113,268

SEMICONDUCTORS

ALTERA CORP

81,000

2,898,180

MICROCHIP TECHNOLOGY

101,000

4,770,230

XILINX, INC

166,414

7,047,632

14,716,042

SPECIALTY CHEMICAL

SIGMA‐ALDRICH CORP.

25,000

3,400,250

TECHNOLOGY

NATIONAL INSTRUMENTS

122,000

3,773,460

TOYS

MATTEL, INC

220,299

6,752,164

UTILITIES/GAS

QUESTAR CORP

77,800

1,734,162

UTILITIES/WATER

AQUA AMERICA INC

198,750

4,676,587

REITS ‐ STORAGE

PUBLIC STORAGE PRF Q

50,300

1,318,866

MONEY MARKETS

AIM SHORT TERM TREAS

10,353,657

10,353,657

FINAL TOTALS

155,259,998

September 30, 2014

FAM SMALL CAP FUND

INDUSTRY

SECURITY DESCRIPTION

SHARES/PAR   MARKET VALUE

BANKING

HUDSON VALLEY HLDG

124,000

2,250,600

FIRST NBC BANK HLDG

103,500

3,389,625

PINNACLE FINANCIAL

26,500

956,650

SOUTH STATE CORP

13,300

743,736

7,340,611

COMMERCIAL SERVICES

MISTRAS GROUP, INC

91,000

1,856,400

McGRATH RENTCORP

49,500

1,692,900

MTS SYSTEMS CORP

1,500

102,390

3,651,690

COMPUTER SOFTWARE & SVC

PC CONNECTION

114,100

2,449,727

ROSETTA STONE INC

157,500

1,267,875

3,717,602

DIVERSIFIED HOLDING CO.

BIGLARI HOLDINGS INC

9,933

3,374,836

ELECTRONIC MANUFACTURIN

FABRINET

209,250

3,055,050

HAZARDOUS WASTE DISPOSA

US ECOLOGY INC

29,800

1,393,448

HEALTH CARE FACILITIES

US PHYSICAL THERAPY

32,700

1,157,253

HEALTH CARE SERVICES

LANDAUER INC

58,578

1,933,659

INDUSTRIAL MACHINERY

JOHN BEAN TECHNOL.

53,000

1,490,890

INVESTMENT MANAGEMENT

WESTWOOD HOLDINGS GR

38,987

2,210,173

OIL & GAS EXPLORATION

EVOLUTION PETROLEUM

215,400

1,977,372

PROP & CASUALTY INS

AMERISAFE, INC

35,500

1,388,405

HALLMARK FINL SVCS

270,000

2,783,700

INFINITY P&C CORP.

34,265

2,193,302

6,365,407

REAL ESTATE MGMT & DEVE

CONS TOMOKA LAND CO

33,200

1,629,124

REITS ‐ DIVERSIFIED

PHYSICIANS REALTY TR

176,000

2,414,720

WINTHROP REALTY TR .

150,750

2,271,802

4,686,522

RETAIL STORES

DESTINATION MATERNIT

150,000

2,316,000

TRANSPORTATION

ECHO GLOBAL LOGISTIC

128,300

3,021,465

PATRIOT TRANSPORT.

107,135

3,634,019

6,655,484

WHOLESALE WIRE & CABLE

HOUSTON WIRE & CABLE

121,667

1,457,570

MONEY MARKETS

AIM SHORT TERM TREAS

2,289,237

2,289,237

FINAL TOTALS

56,701,931

*Non-income-producing security

**  FAM Funds - 9/30/14

Value Fund

Equity-Income

Small Cap

Unrealized appreciation (a)

$516,982,233

$53,030,144

$8,132,484

Unrealized depreciation (b)

-$949,811

-$1,608,449

-$3,612,860

Net unrealized apprec/deprec ( c)

$516,032,422

$51,421,695

$4,519,624

Aggregate cost of securities (d)

$404,743,214

$103,838,303

$52,182,307

The following is a summary of each Series significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the

Funds in the preparation of its financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are

valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Series net assets as of September 30, 2014:

FAM Value Fund

Level 1

Common Stocks

$865,105,498

Temporary Investments

$  55,400,138

Total Investments in Securities

$920,505,636

FAM Equity-Income Fund

Level 1

Common Stocks

$143,587,475

Preferred Stocks

$    1,318,866

Temporary Investments

$   10,353,657

Total Investments in Securities

$155,259,998

FAM Small Cap Fund

Level 1

Common Stocks

$  54,412,694

Temporary Investments

$    2,289,237

Total Investments in Securities

$   56,701,931

During the period ended September 30, 2014 there were no Level 2 or 3 inputs used to value the Funds’

net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	October 30, 2014
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	October 30, 2014

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	October 30, 2014